MAINLAND CHINA CONTRIBUTION PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expense
MAINLAND CHINA CONTRIBUTION PLAN
Total provisions for employee benefits	$ 27,126	$ 93,096